Sales Incentives - Sales Deductions and Product Returns (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Accounts Receivable Reserves [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		$ (175,182)	$ (223,420)	$ (249,853)
Provision recorded for current period sales	[1]	(1,353,889)	(1,410,044)	(1,464,368)
Credits processed/Payments		1,333,412	1,458,282	1,490,801
Ending balance		(195,659)	(175,182)	(223,420)
Accounts Receivable Reserves [Member] | Chargebacks [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(104,552)	(109,763)	(116,632)
Provision recorded for current period sales	[1]	(1,173,810)	(1,104,946)	(1,086,800)
Credits processed/Payments		1,159,272	1,110,157	1,093,669
Ending balance		(119,090)	(104,552)	(109,763)
Accounts Receivable Reserves [Member] | Rebates and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(70,630)	(113,657)	(133,221)
Provision recorded for current period sales	[1]	(180,079)	(305,098)	(377,568)
Credits processed/Payments		174,140	348,125	397,132
Ending balance		(76,569)	(70,630)	(113,657)
Current Liabilities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(102,968)	(97,315)	(111,833)
Provision recorded for current period sales	[1]	(63,047)	(114,795)	(102,652)
Credits processed/Payments		95,219	109,142	117,170
Ending balance		(70,796)	(102,968)	(97,315)
Current Liabilities [Member] | Returns [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(61,406)	(63,818)	(70,865)
Provision recorded for current period sales	[1]	(37,011)	(37,258)	(38,247)
Credits processed/Payments		46,181	39,670	45,294
Ending balance		(52,236)	(61,406)	(63,818)
Current Liabilities [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	[2]	(41,562)	(33,497)	(40,968)
Provision recorded for current period sales	[1],[2]	(26,036)	(77,537)	(64,405)
Credits processed/Payments	[2]	49,038	69,472	71,876
Ending balance	[2]	$ (18,560)	$ (41,562)	$ (33,497)

[1]	Includes immaterial amounts of reversals of provisions recorded for prior years’ sales.
[2]	Includes Medicaid, indirect rebates, and amounts due to customers.